Derivative contracts	6 Months Ended
Jun. 30, 2025
Derivative contracts
Derivative contracts

8.Derivative contracts

	As of December 31, 2024			As of June 30, 2025
	Initial net	Fair value	Carrying	Initial net	Fair value	Carrying
	investment	changes	amount	investment	changes	amount
Financial structured product denominated in digital assets	70,029	(95)	69,934	67,520	1,250	68,770

The following table sets forth the fair values of derivative contracts by the Group as the end of the reporting period:

	As of	As of
	December 31,	June 30,
	2024	2025
BTC	43,618	23,404
ETH	3,099	5,352
USDS (Note)	7,533	10,553
USDC	182	537
USDT	15,502	28,924
	69,934	68,770

Note:

USDS is a cryptographic blockchain-based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.